Cover	Oct. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-05576
Entity Registrant Name	Dominari Holdings Inc.
Entity Central Index Key	0000012239
Entity Tax Identification Number	52-0849320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	725 5th Avenue
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(703) 992-9325
Local Phone Number	992-9325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	DOMH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false